UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-5076

Tax-Exempt California Money Market Fund

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	09/30

Date of reporting period:	3/31/07

ITEM 1.               REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Tax-Exempt California Money Market Fund

March 31, 2007

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2006 to March 31, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2007
Actual Fund Return
Beginning Account Value 10/1/06	$ 1,000.00
Ending Account Value 3/31/07	$ 1,012.70
Expenses Paid per $1,000*	$ 4.92
Hypothetical 5% Portfolio Return
Beginning Account Value 10/1/06	$ 1,000.00
Ending Account Value 3/31/07	$ 1,020.04
Expenses Paid per $1,000*	$ 4.94
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Tax-Exempt California Money Market Fund	.98%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation	3/31/07	9/30/06

Municipal Investments: Municipal Variable Rate Demand Notes	74%	77%
Municipal Bonds and Notes	26%	23%
	100%	100%
Weighted Average Maturity	3/31/07	9/30/06

Tax-Exempt California Money Market Fund	27 days	32 days
State Specific Retail California Money Fund Average*	18 days	23 days
* The Fund is compared to its respective iMoneyNet category: State Specific Retail Money Funds Average Category consists of all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. The category consists of all funds in the National Tax-Free Retail and State Specific Retail categories.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Fund's holdings, see pages 7-9. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of March 31, 2007 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 99.4%
California
ABN AMRO, Munitops Certificates Trust:
Series 2005-38, 144A, 3.59%*, 5/1/2013 (a)	4,375,000	4,375,000
Series 2005-43, 144A, 3.66%*, 8/1/2013 (a)	4,950,000	4,950,000
California, ABAG Finance Authority for Non Profit Corps., Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 3.65%*, 12/15/2032	4,850,000	4,850,000
California, Health Facilities Financing Authority Revenue, Kaiser Permanente, Series C, 3.6%*, 6/1/2041	4,500,000	4,500,000
California, Health Facilities Financing Authority Revenue, Scripps Health, Series A, 3.55%*, 10/1/2023, Bank One NA (b)	1,010,000	1,010,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.78%*, 2/1/2033	985,000	985,000
California, Housing Finance Agency Revenue, Home Mortgage, Series H, AMT, 3.66%*, 8/1/2033 (a)	1,000,000	1,000,000
California, Infrastructure & Economic Development Bank Revenue, Series PT-3501, 144A, 3.65%*, 7/1/2037 (a)	995,000	995,000
California, Lehman Municipal Trust Receipts, Series 07-F2-D, 144A, 3.69%*, 12/1/2017	2,500,000	2,500,000
California, State Department of Water Resources, Power Supply Revenue:
Series C-5, 3.49%*, 5/1/2022, Dexia Credit Local (b)	500,000	500,000
Series C-3, 3.53%*, 5/1/2022 (a)	1,200,000	1,200,000
California, State General Obligation:
Series B-4, 3.55%*, 5/1/2033, BNP Paribas (b)	1,200,000	1,200,000
Series C-4, 3.56%*, 5/1/2033, Landesbank Hessen-Thuringen (b)	800,000	800,000
California, State General Obligation, Weekly Kindergarten University, Series A-9, 3.55%*, 5/1/2034, Citibank NA (b)	850,000	850,000
California, State University Revenue, Series 1320, 144A, 3.65%*, 11/1/2026 (a)	2,650,000	2,650,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 3704, AMT, 144A, 3.74%*, 7/1/2045	1,000,000	1,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Avian Glen Apartments Project, Series CC, AMT, 3.66%*, 8/1/2039, Citibank NA (b)	2,000,000	2,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Village at Shaw Apartments, Series E, AMT, 3.66%*, 11/15/2035	3,605,000	3,605,000
California, Statewide Communities Development Authority, Solid Waste Facilities Revenue, Chevron USA Inc., Project, AMT, 3.67%*, 12/15/2024	1,600,000	1,600,000
California, Statewide Financing Authority Revenue, Tobacco Settlement, Series PA-1287, 144A, 3.7%*, 5/1/2037	3,150,000	3,150,000
California, University Revenues, Series 117,144A, 3.66%*, 5/15/2031 (a)	1,150,000	1,150,000
East Bay, CA, Municipal Utility District Revenue:
3.53%, 4/4/2007	3,100,000	3,100,000
3.56%, 4/4/2007	1,000,000	1,000,000
Fullerton, CA, School District, Series PT-1558, 144A, 3.66%*, 8/1/2021 (a)	1,000,000	1,000,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 3.66%*, 10/1/2023, Bank of America NA (b)	250,000	250,000
Long Beach, CA, 3.55%, 4/3/2007	1,020,000	1,020,000
Long Beach, CA, Bond Finance Authority Lease Revenue, Long Beach Museum of Art, 3.55%*, 9/1/2009, Bank One NA (b)	2,060,000	2,060,000
Los Angeles County, CA, Capital Asset Lease Revenue, 3.5%, 4/2/2007	1,250,000	1,250,000
Los Angeles, CA, Municipal Import Corp., 3.55%, 6/14/2007	5,000,000	5,000,000
Novato, CA, Multi-Family Revenue, Senior Housing Project, 3.55%*, 10/1/2032, Bank of the West (b)	2,255,000	2,255,000
Oakland, CA, Tax and Revenue Anticipation Notes, 4.5%, 7/17/2007	3,000,000	3,006,949
Orange County, CA, Municipal Water District, 3.55%, 4/5/2007	2,000,000	2,000,000
Sacramento County, CA, Multi-Family Housing Authority Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.66%*, 7/1/2036, Citibank NA (b)	2,500,000	2,500,000
Sacramento County, CA, Tax and Revenue Anticipation Notes, 4.5%, 7/17/2007	3,000,000	3,007,607
Sacramento County, CA, Water Financing Authority Revenue, Series PA-1176, 144A, 3.66%*, 6/1/2011 (a)	1,435,000	1,435,000
Sacramento, CA, Housing Authority Multi-Family Revenue, Series 3705, AMT, 144A, 3.74%*, 11/1/2038	1,695,000	1,695,000
Sacramento, CA, Housing Authority, Multi-Family Housing Revenue, Phoenix Park II Apartments, Series F, AMT, 3.66%*, 10/1/2036, Citibank NA (b)	800,000	800,000
San Diego County, CA, Water Authority, 3.54%, 5/3/2007	2,000,000	2,000,000
San Francisco, CA, Bay Area, Rapid Transportation District, Sales Tax Revenue, Series PA-572, 144A, 3.66%*, 1/1/2008 (a)	2,250,000	2,250,000
San Francisco, CA, City & County Multi-Family Housing Revenue, Carter Terrace Apartments, Series B, AMT, 3.7%*, 3/1/2036, Citibank NA (b)	1,000,000	1,000,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 3.67%*, 10/1/2022 (a)	2,400,000	2,400,000
San Jose, CA, Unified School District, Santa Clara County, Series PT-3497, 144A, 3.66%*, 8/1/2022 (a)	1,500,000	1,500,000
Ventura County, CA, Tax and Revenue Anticipation Notes, 4.5%, 7/2/2007	1,500,000	1,502,915
Vista, CA, Unified School District, Series PT-2116, 144A, 3.66%*, 8/1/2008 (a)	1,080,000	1,080,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $87,982,471)+	99.4	87,982,471
Other Assets and Liabilities, Net	0.6	571,918
Net Assets	100.0	88,554,389
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2007.
+ The cost for federal income tax purposes was $87,982,471.
(a) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
AMBAC Financial Group	7.1
Financial Guaranty Insurance Company	5.4
Financial Security Assurance, Inc.	9.3
MBIA Corporation	7.7
(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2007 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 87,982,471
Cash	3,595
Receivable for investments sold	5,000
Receivable for Fund shares sold	7,000
Interest receivable	715,538
Other assets	30,245
Total assets	88,743,849
Liabilities
Dividends payable	12,900
Accrued management fee	16,355
Other accrued expenses and payables	160,205
Total liabilities	189,460
Net assets, at value	$ 88,554,389
Net Assets
Net assets consist of: Accumulated net realized gain (loss)	11,940
Paid-in capital	88,542,449
Net assets, at value	$ 88,554,389
Net Asset Value, offering and redemption price per share (net asset value $88,554,389 ÷ 88,543,123 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2007 (Unaudited)
Investment Income
Income: Interest	$ 1,629,445
Expenses: Management fee	101,008
Services to shareholders	111,744
Custodian fees	4,402
Distribution service fees	151,512
Auditing	16,393
Legal	8,978
Trustees' fees and expenses	10,936
Reports to shareholders	26,060
Registration fees	10,636
Other	11,048
Total expenses, before expense reductions	452,717
Expense reductions	(827)
Total expenses, after expense reductions	451,890
Net investment income	1,177,555
Net gain (loss) on investment transactions	4,288
Net increase (decrease) in net assets resulting from operations	$ 1,181,843

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2007 (Unaudited)	Year Ended September 30, 2006
Operations: Net investment income	$ 1,177,555	$ 2,636,401
Net realized gain (loss) on investment transactions	4,288	11,823
Net increase (decrease) in net assets resulting from operations	1,181,843	2,648,224
Distributions to shareholders from: Net investment income:	(1,160,557)	(2,653,401)
Fund share transactions: Proceeds from shares sold	79,264,115	185,060,231
Reinvestment of distributions	1,159,463	2,645,206
Cost of shares redeemed	(82,857,939)	(240,783,537)
Net increase (decrease) in net assets from Fund share transactions	(2,434,361)	(53,078,100)
Increase (decrease) in net assets	(2,413,075)	(53,083,277)
Net assets at beginning of period	90,967,464	144,050,741
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $0 and $16,998, respectively)	$ 88,554,389	$ 90,967,464
Other Information
Shares outstanding at beginning of period	90,977,484	144,055,584
Shares sold	79,264,115	185,060,231
Shares issued to shareholders in reinvestment of distributions	1,159,463	2,645,206
Shares redeemed	(82,857,939)	(240,783,537)
Net increase (decrease) in Fund shares	(2,434,361)	(53,078,100)
Shares outstanding at end of period	$ 88,543,123	$ 90,977,484

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended September 30,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.013	.023	.014	.004	.006	.007
Less distributions from net investment income	(.013)	(.023)	(.014)	(.004)	(.006)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.27**	2.29	1.38	.42[b]	.64[b]	.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	89	91	144	141	112	448
Ratio of expenses before expense reductions (%)	.98*	.95	.74	.67	.77	.73
Ratio of expenses after expense reductions (%)	.98*	.95	.74	.66	.74	.73
Ratio of net investment income (%)	2.57*	2.22	1.39	.42	.38	.72
[a] For the six months ended March 31, 2007 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if a Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly management fee based on the Fund's average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Fund's average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the six months ended March 31, 2007, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.22% of the Fund's average daily net assets.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2007, the amount charged to the Fund by DWS-SISC aggregated $109,898, of which $77,313 is unpaid.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Fund. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of the Fund. For the six months ended March 31, 2007, the Distribution Fee aggregated $151,512, of which $26,618 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $3,720, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specific amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

For the six months ended March 31, 2007, the Advisor agreed to reimburse the Fund $728, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended March 31, 2007, the Fund's custodian fee was reduced by $28 and $71, respectively, for the custody and transfer agent credits earned.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 29, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 29, 2007